Property, Plant and Equipment - Schedule of Cost of Freehold Land (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 4,483	£ 4,379	£ 4,583
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,276	8,852	£ 9,044
Cost | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 147	£ 151